Exhibit 99.07

Schedule 1. Opus Standard Findings Detail Report

EFMT DEPOSITOR LLC ABS-15G

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX		2093396	Closed	2025-11-04 08:34	2025-11-04 10:15	Waived	2 - Non-Material	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/04/2025 Ready for Review-Document Uploaded. - Buyer-11/04/2025 Open-Housing History Does Not Meet Guideline Requirements Lender's guidelines require management approval and exception for DSCR loans where the borrower is living rent-free. The Transmittal Summary in file indicates a lender exception was granted; however, there is no lender exception in the loan file. - Due Diligence Vendor-11/04/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-11/04/2025	Loan Exception.pdf		80 months reserves > 6 months minimum required 788 FICO > 720 minimum required DSCR 1.49% > 1.00% required	OH	Investment	Purchase	NA	6113055	Originator Pre-Close	Yes
XXXX	XXXX	2105045	Closed	2025-11-11 10:40	2025-12-02 15:38	Waived	2 - Non-Material	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-12/02/2025

Ready for Review-Document Uploaded. I have no idea what you are talking about please see the exception approval with the highlighted comp factors, nowhere is reserves a comp factor. - Buyer-12/02/2025

Counter-Lender provided exception for 5.48 months reserves vs 12 months; however, the comp factors that were provided are not valid or are inaccurate. Reserves cannot be used as a comp factor for an exception for insufficient reserves and the FICO and LTV comp factors contain inaccurate information. Finding remains. - Due Diligence Vendor-12/02/2025

Ready for Review-Document Uploaded.  - Buyer-12/02/2025

Counter-Lender provided exception for 5.48 months reserves vs 6 months; however, due to program change to FMC 18 the minimum required reserves is 12 months. Additionally, the comp factors that were provided are no longer valid based on program change. Finding remains. - Due Diligence Vendor-12/01/2025

Ready for Review-Document Uploaded.  - Seller-11/28/2025

Counter-Using cash out proceeds, the borrower has 5.48 months in reserves which is less than the minimum 6 months required by guides. - Due Diligence Vendor-11/14/2025

Ready for Review-Cash out proceeds you have 7.74 months. - Buyer-11/11/2025

												Open-Audited Reserves of 3.59 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-11/11/2025	Ready for Review-Document Uploaded. - Seller-11/28/2025	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-12/02/2025	Exception.pdf Exception.pdf Exception.pdf Exception.pdf		RICO 681, 21 pts>660 min LTV 56%, 9%<65% Max Sub REO 0x30x14 vs 1x30x12 Other REO 0x30x254 vs 1x30x12	FL	Investment	Refinance	Cash Out - Other	6209348	Originator Post-Close	No
XXXX	XXXX	2105045	Closed	2025-11-11 09:04	2025-12-02 15:36	Waived	2 - Non-Material	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-12/02/2025

Ready for Review-Document Uploaded. I have no idea what you are talking about please see the exception approval with the highlighted comp factors, nowhere is reserves a comp factor. - Seller-12/02/2025

Counter-Lender provided exception for 5.48 months reserves vs 12 months; however, the comp factors that were provided are not valid or are inaccurate. Reserves cannot be used as a comp factor for an exception for insufficient reserves and the FICO and LTV comp factors contain inaccurate information. Finding remains. - Due Diligence Vendor-12/02/2025

Ready for Review-Document Uploaded. All the same comp factors are present. - Buyer-12/02/2025

Counter-Lender provided exception for 5.48 months reserves vs 6 months; however, due to program change to FMC 18 the minimum required reserves is 12 months. Additionally, the comp factors that were provided are no longer valid based on program change. Finding remains. - Due Diligence Vendor-12/01/2025

Open-Total Qualified Assets for Reserves Post-Close of $31133.2 is less than Total Required Reserve Amount of $68114.4 - Due Diligence Vendor-12/01/2025

Ready for Review-Document Uploaded.  - Buyer-11/28/2025

Counter- - Due Diligence Vendor-11/14/2025

Open-Total Qualified Assets for Reserves Post-Close of $31133.2 is less than Total Required Reserve Amount of $34057.2 - Due Diligence Vendor-11/14/2025

Ready for Review-6 months reserves is only $24,130.20 and the proceeds of 31k cover this. How doi you come up with 49K for reserves - Seller-11/11/2025

												Open-Total Qualified Assets for Reserves Post-Close of $29534.92 is less than Total Required Reserve Amount of $49363.2 Total Qualified Assets for Reserves Post-Close of $32724.48 is less than Total Required Reserve Amount of $49363.2 - Due Diligence Vendor-11/11/2025	Ready for Review-Document Uploaded. I have no idea what you are talking about please see the exception approval with the highlighted comp factors, nowhere is reserves a comp factor. - Seller-12/02/2025 Ready for Review-6 months reserves is only $24,130.20 and the proceeds of 31k cover this. How do you come up with 49K for reserves - Seller-11/11/2025	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-12/02/2025	Exception.pdf Exception.pdf Exception.pdf		FICO 681, 21 pts>660 min LTV 56%, 9%<65% Max Sub REO 0x30x14 vs 1x30x12 Other REO 0x30x254 vs 1x30x12	FL	Investment	Refinance	Cash Out - Other	6207253	Originator Post-Close	No
XXXX	XXXX	2105045	Closed	2025-11-11 10:48	2025-12-01 12:47	Resolved	1 - Information	Credit	Eligibility	Debt Service Coverage Ratio below guideline minimum	Resolved-Loan program changed to FMC 18 which allows minimum DSCR of 0.75%. Finding resolved. - Due Diligence Vendor-12/01/2025

Ready for Review-This loan is to be re-underwritten to FMC 18 that allows for the lower DSCR - Buyer-11/28/2025

Counter-Document Uploaded. HOA documentation reflects $1,833.33/mo dues vs lender calculated HOA dues of $178.83 per month.  Using the $1,833.33 causes DSCR ratio of .793 which is below 1% min guideline requirement. - Due Diligence Vendor-11/14/2025

Counter-The document submitted appears to reference special assessments for roof repairs and does not clarify the monthly HOA fee. The appraiser provided 4 comps from the same complex reflecting monthly HOA fees of $1,714 - $2,044 per month. Comp 4 is located in the same phase as the subject and has monthly HOA fee of $2,044. Not enough information supplied to accurately calculate DSCR. Finding remains. - Due Diligence Vendor-11/12/2025

Ready for Review-Document Uploaded.  - Due Diligence Vendor-11/12/2025

Counter-The lender calculated the DSCR using HOA dues of $178.83 per month.  However, the appraisal reflects $2,146 per month.  Using the $2,146 per month causes DSCR ratio below 1%.  - Due Diligence Vendor-11/12/2025

Ready for Review-I am not sure what you are talking about with the rental income from the 1007 of $4,500 the DSCR  is 1.18 - Seller-11/11/2025

												Open-Audited DSCR of 0.751 is below guideline minimum of 1 Debt Service Coverage Ratio of 0.54 is below guideline minimum of 1 - Due Diligence Vendor-11/11/2025	Ready for Review-I am not sure what you are talking about with the rental income from the 1007 of $4,500 the DSCR is 1.18 - Seller-11/11/2025	Resolved-Loan program changed to FMC 18 which allows minimum DSCR of 0.75%. Finding resolved. - Due Diligence Vendor-12/01/2025	Quarterly Payment.pdf XXXX hoa.pdf			FL	Investment	Refinance	Cash Out - Other	6209492	N/A	N/A
XXXX	XXXX		2105045	Closed	2025-11-11 10:40	2025-11-12 16:57	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of rate lock received, finding resolved. - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. - Due Diligence Vendor-11/12/2025 Counter-The APR is compared to the Average Prime Offer Rate (APOR) prevailing as of the date the interest rate was set for high-cost testing. Please provide the rate lock date so the APOR can be determined. Condition maintained. - Due Diligence Vendor-11/11/2025 Ready for Review-Not sure what this is for - Buyer-11/11/2025 Open-Missing evidence of rate lock - Due Diligence Vendor-11/11/2025		Resolved-Evidence of rate lock received, finding resolved. - Due Diligence Vendor-11/12/2025	XXXX Rate lock.pdf			FL	Investment	Refinance	Cash Out - Other	6209354	N/A	N/A
XXXX	XXXX		2105045	Closed	2025-11-11 12:40	2025-11-12 08:17	Resolved	1 - Information	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease Agreement received, finding resolved. - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. - Buyer-11/11/2025 Open-Missing lease agreement for subject property. Lender's guidelines require SFR properties to be leased at the time of closing. - Due Diligence Vendor-11/11/2025		Resolved-Lease Agreement received, finding resolved. - Due Diligence Vendor-11/12/2025	Lease.pdf			FL	Investment	Refinance	Cash Out - Other	6211623	N/A	N/A
XXXX	XXXX		2105045	Closed	2025-11-11 08:20	2025-11-12 08:14	Resolved	1 - Information	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Rent-free letter was received, finding resolved. - Due Diligence Vendor-11/12/2025 Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. The guy doesn't live rent free he lives at XX XXXX which he owns. - Buyer-11/11/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Borrower lives rent free. LOE is missing - Due Diligence Vendor-11/11/2025		Resolved-Rent-free letter was received, finding resolved. - Due Diligence Vendor-11/12/2025 Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. - Due Diligence Vendor-11/12/2025	Rent Free.pdf			FL	Investment	Refinance	Cash Out - Other	6206596	N/A	N/A
XXXX	XXXX		2105045	Closed	2025-11-11 12:38	2025-11-12 08:06	Resolved	1 - Information	Credit	Missing Doc	Missing Payoff Statement for prior loan	Resolved-Payoff statement received, finding resolved. - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. - Seller-11/11/2025 Open-Missing payoff statement for prior loan. - Due Diligence Vendor-11/11/2025	Ready for Review-Document Uploaded. - Seller-11/11/2025	Resolved-Payoff statement received, finding resolved. - Due Diligence Vendor-11/12/2025	Payoff.pdf			FL	Investment	Refinance	Cash Out - Other	6211597	N/A	N/A
XXXX	XXXX		2105045	Closed	2025-11-11 08:27	2025-11-12 08:01	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-Title commitment received, finding resolved. - Due Diligence Vendor-11/12/2025 Resolved-Title Document is not Missing - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. - Buyer-11/11/2025 Open-Title Document is missing - Due Diligence Vendor-11/11/2025		Resolved-Title commitment received, finding resolved. - Due Diligence Vendor-11/12/2025 Resolved-Title Document is not Missing - Due Diligence Vendor-11/12/2025	Title.pdf			FL	Investment	Refinance	Cash Out - Other	6206706	N/A	N/A
XXXX	XXXX		2103320	Closed	2026-01-26 13:20	2026-01-26 13:20	Acknowledged	1 - Information	Property	Value	XXXX value equals B, secondary product within tolerance	Acknowledged-XXXX RA Only - Value grade equals B, secondary product within tolerance. - Due Diligence Vendor-01/26/2026		Acknowledged-XXXX RA Only - Value grade equals B, secondary product within tolerance. - Due Diligence Vendor-01/26/2026				NY	Investment	Purchase	NA	7301264	Investor Post-Close	No
XXXX	XXXX		2105046	Closed	2025-11-28 08:23	2025-12-02 18:56	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Complete Fraud Report provided. Finding Resolved. - Due Diligence Vendor-12/03/2025 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-12/03/2025 Ready for Review-Document Uploaded. - Buyer-12/02/2025 Open-Third Party Fraud Report Partially Provided The loan file only contains 3 pages of the report. - Due Diligence Vendor-11/28/2025		Resolved-Complete Fraud Report provided. Finding Resolved. - Due Diligence Vendor-12/03/2025 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-12/03/2025	XXXXX Fraud.pdf			FL	Investment	Purchase	NA	6416211	N/A	N/A
XXXX	XXXX		2105047	Closed	2025-12-04 06:15	2025-12-04 10:38	Resolved	1 - Information	Compliance	Missing Doc	Missing Final HUD-1: HUD in file Not Signed or Stamped Certified	Resolved-Lender provided final Settlement Statement. Condition cleared. - Due Diligence Vendor-12/04/2025 Resolved-Signed or Stamped Certified HUD provided. - Due Diligence Vendor-12/04/2025 Ready for Review-Document Uploaded. A final would not be signed or stamped, it says right on top Final Settlement Statement - Buyer-12/04/2025 Open-Missing Final HUD-1: HUD in file Not Signed or Stamped Certified. - Due Diligence Vendor-12/04/2025		Resolved-Lender provided final Settlement Statement. Condition cleared. - Due Diligence Vendor-12/04/2025 Resolved-Signed or Stamped Certified HUD provided. - Due Diligence Vendor-12/04/2025	Final.pdf			CA	Investment	Purchase	NA	6480313	N/A	N/A
XXXX	XXXX		2110983	Closed	2025-12-12 06:19	2025-12-15 13:57	Resolved	1 - Information	Credit	Eligibility	Appraisal Transfer Does Not Meet Guideline Requirements	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-12/15/2025 Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-12/15/2025 Ready for Review-Document Uploaded. - Buyer-12/13/2025 Open-Appraisal Transfer Does Not Meet Guideline Requirements. The Lender Guideline 6.1.4 requires Transfer of Appraisal to have a copy of the invoice submitted to the original lender with outstanding balance if applicable. Copy of the invoice is missing from file. - Due Diligence Vendor-12/12/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-12/15/2025 Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-12/15/2025	Invoice.pdf			NY	Investment	Purchase	NA	6598588	N/A	N/A
XXXX	XXXX		2110983	Closed	2025-12-11 10:31	2025-12-15 12:41	Resolved	1 - Information	Credit	Missing Doc	Missing Documentation 1	Resolved-Documentation provided for REO 1 and REO 2 was after the consummation of the subject transaction. Condition Resolved. - Due Diligence Vendor-12/15/2025 Ready for Review-Document Uploaded. Other property did not close yet - Buyer-12/13/2025 Open-Require REO-1 and REO-2 supporting documents are missing to verify actual monthly payments. - Due Diligence Vendor-12/11/2025		Resolved-Documentation provided for REO 1 and REO 2 was after the consummation of the subject transaction. Condition Resolved. - Due Diligence Vendor-12/15/2025	Note.pdf Note.pdf HUD.pdf Doc1.pdf			NY	Investment	Purchase	NA	6585850	N/A	N/A
XXXX	XXXX		2112741	Closed	2025-12-22 03:38	2025-12-24 11:16	Resolved	1 - Information	Credit	Missing Doc	Final HUD/Settlement Statement Not Provided	Resolved-Final HUD/Settlement Statement provided. Finding Resolved. - Due Diligence Vendor-12/24/2025 Ready for Review-Document Uploaded. - Buyer-12/23/2025 Counter-Doc uploaded is an estimated HUD/Settlement Stmt. Please provide the final HUD/Settlement Stmt. - Due Diligence Vendor-12/23/2025 Ready for Review-Document Uploaded. - Buyer-12/22/2025 Open-The final HUD/Settlement Statement is missing. The Settlement Statement in file is marked "estimated". - Due Diligence Vendor-12/22/2025		Resolved-Final HUD/Settlement Statement provided. Finding Resolved. - Due Diligence Vendor-12/24/2025	Final HUD.pdf 001214-SP Final CS.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	6729372	N/A	N/A
XXXX	XXXX	2112735	Closed	2025-12-22 13:13	2025-12-29 07:51	Resolved	1 - Information	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025
Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-12/29/2025
Ready for Review-Document Uploaded. Attached - Buyer-12/26/2025
Counter-Lender provided signed closing instructions; however, need signed "final" refinance statement for use of net proceeds for cash to close and reserves. Finding remains. - Due Diligence Vendor-12/23/2025
Ready for Review-Document Uploaded.  - Buyer-12/23/2025
												Open-Asset Record 2 Does Not Meet G/L Requirements The loan file is missing the signed Final Refinance Statement for use of net proceeds. The Refinance Statement in file is marked "estimated". - Due Diligence Vendor-12/22/2025		Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025 Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-12/29/2025	Final HUD.pdf Final HUD.pdf Final HUD.pdf			CA	Investment	Purchase	NA	6743366	N/A	N/A
XXXX	XXXX		2112739	Closed	2025-12-23 07:03	2025-12-24 11:20	Resolved	1 - Information	Credit	Missing Doc	Final HUD/Settlement Statement Not Provided	Resolved-Final HUD/Settlement Statement provided. Finding Resolved. - Due Diligence Vendor-12/24/2025 Ready for Review-Document Uploaded. - Buyer-12/23/2025 Open-The final HUD/Settlement Statement is missing. The Settlement Statement in file is marked "estimated". - Due Diligence Vendor-12/23/2025		Resolved-Final HUD/Settlement Statement provided. Finding Resolved. - Due Diligence Vendor-12/24/2025	XXXXX FINAL HUD.pdf			CA	Investment	Refinance	Cash Out - Other	6757587	N/A	N/A
XXXX	XXXX		2112732	Closed	2025-12-24 04:37	2025-12-29 09:30	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025 Ready for Review-Document Uploaded. - Due Diligence Vendor-12/29/2025 Ready for Review-Document Uploaded. - Buyer-12/26/2025 Open-The file is missing supporting documentation for REO 3d on the final CD that is also refinancing simultaneously with subject property. Please provide First payment letter, Note, and final HUD. - Due Diligence Vendor-12/24/2025		Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025	21854 First Payment Letter.pdf 21854 Note.pdf 21854 HUD.pdf 21781 HUD.pdf 21781 First Payment Letter.pdf 21781 Note.pdf			IL	Investment	Refinance	Cash Out - Other	6784357	N/A	N/A
XXXX	XXXX		2112731	Closed	2025-12-24 06:36	2025-12-29 09:33	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025 Ready for Review-Document Uploaded. - Due Diligence Vendor-12/29/2025 Ready for Review-Document Uploaded. - Buyer-12/26/2025 Open-The file is missing the first payment letter and Note for REO 3d that is being refinanced simultaneously with subject property however no supporting documents in file. Please provide the first payment letter and Note - Due Diligence Vendor-12/24/2025		Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-12/29/2025	21781 First Payment Letter.pdf 21781 HUD.pdf 21781 Note.pdf 21854 First Payment Letter.pdf 21854 HUD.pdf 21854 Note.pdf			IL	Investment	Refinance	Cash Out - Other	6785794	N/A	N/A
XXXX	XXXX		2112740	Closed	2025-12-25 11:07	2025-12-26 14:25	Resolved	1 - Information	Credit	Missing Doc	Final HUD/Settlement Statement Not Provided	Resolved-Documentation provided, finding resolved - Due Diligence Vendor-12/26/2025 Ready for Review-Document Uploaded. - Buyer-12/26/2025 Open-The final HUD/Settlement Statement is missing. - Due Diligence Vendor-12/25/2025		Resolved-Documentation provided, finding resolved - Due Diligence Vendor-12/26/2025	Final HUD.pdf			AZ	Investment	Refinance	No Cash Out - Borrower Initiated	6804701	N/A	N/A
XXXX	XXXX		2114587	Closed	2025-12-30 01:22	2026-01-02 16:53	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-01/02/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/02/2026 Ready for Review-Document Uploaded. - Buyer-01/02/2026 Open-E-Consent documentation is missing for borrower(s). Provided E-sign document was not signed by borrower - Due Diligence Vendor-12/30/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-01/02/2026 Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-01/02/2026	XXXX Econsent.pdf			NY	Investment	Purchase	NA	6846896	N/A	N/A
XXXX	XXXX		2114587	Closed	2025-12-30 02:29	2026-01-02 16:53	Resolved	1 - Information	Compliance	Missing Doc	ECOA: Appraisal Disclosure Missing or Incomplete	Resolved-ECOA Compliant: Appraisal Disclosure provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-01/02/2026 Ready for Review-Document Uploaded. - Buyer-01/02/2026 Ready for Review-Please waive - Buyer-01/02/2026 Open-ECOA Non-Compliant: Appraisal Disclosure Missing or Incomplete. Provided appraisal disclosure not signed by borrower - Due Diligence Vendor-12/30/2025		Resolved-ECOA Compliant: Appraisal Disclosure provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-01/02/2026	XXXX right to receive appraisal.pdf			NY	Investment	Purchase	NA	6847230	N/A	N/A
XXXX	XXXX		2114583	Closed	2025-12-31 05:25	2026-01-05 15:49	Resolved	1 - Information	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-01/05/2026 Ready for Review-Document Uploaded. - Buyer-01/05/2026 Open-Missing Lender Income Calculation Worksheet, worksheet in file is illegible. - Due Diligence Vendor-12/31/2025		Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-01/05/2026	XXXX XXXX XXXX XXXX XXXX ANALYSIS (3).pdf			TX	Investment	Refinance	No Cash Out - Borrower Initiated	6867636	N/A	N/A